Quarterly Holdings Report
for

Fidelity® Real Estate Income Fund

October 31, 2019

REI-QTLY-1219
1.809106.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 30.4%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Wyndham Destinations, Inc.	270,700	$12,563,187
FINANCIALS - 6.3%
Capital Markets - 0.8%
Brookfield Asset Management, Inc. Class A	643,400	35,577,270
Trinity Merger Corp. Class A (a)(b)	1,826,800	19,163,132
		54,740,402
Mortgage Real Estate Investment Trusts - 5.5%
Anworth Mortgage Asset Corp.	367,236	1,255,947
Chimera Investment Corp.	729,700	14,783,722
Colony NorthStar Credit Real Estate, Inc.	1,670,484	23,938,036
Dynex Capital, Inc. (b)	2,107,662	34,059,818
Ellington Financial LLC	1,664,816	30,665,911
Ellington Residential Mortgage REIT	478,500	5,201,295
Great Ajax Corp. (b)(c)	1,560,062	24,414,970
Hunt Companies Finance Trust, Inc.	541,801	1,804,197
MFA Financial, Inc.	12,649,211	96,007,511
New Residential Investment Corp.	5,858,800	92,803,392
Redwood Trust, Inc.	1,286,252	21,017,358
Two Harbors Investment Corp.	218,270	3,027,405
		348,979,562

TOTAL FINANCIALS		403,719,964

INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Williams Scotsman Corp. (a)	1,091,800	17,206,768
REAL ESTATE - 23.6%
Equity Real Estate Investment Trusts (REITs) - 23.6%
Acadia Realty Trust (SBI)	3,470,404	97,101,904
American Homes 4 Rent Class A	682,200	18,057,834
American Tower Corp.	725,900	158,304,272
Apartment Investment & Management Co. Class A	2,847,473	156,269,318
AvalonBay Communities, Inc.	152,200	33,127,852
Boardwalk (REIT) (c)	256,100	8,493,241
Cedar Realty Trust, Inc.	296,563	990,520
Colony Capital, Inc.	6,476,880	36,270,528
CoreSite Realty Corp.	89,500	10,516,250
Crown Castle International Corp.	653,210	90,659,016
Equinix, Inc.	117,300	66,483,294
Equity Lifestyle Properties, Inc.	2,451,296	171,443,628
Equity Residential (SBI)	420,403	37,272,930
Gaming & Leisure Properties	484,600	19,558,456
Healthcare Realty Trust, Inc.	165,500	5,754,435
Healthcare Trust of America, Inc.	1,225,460	37,989,260
iStar Financial, Inc.	2,263,800	29,452,038
Lexington Corporate Properties Trust	4,263,474	46,386,597
Mid-America Apartment Communities, Inc.	671,606	93,346,518
Monmouth Real Estate Investment Corp. Class A	1,743,769	26,296,037
NexPoint Residential Trust, Inc.	364	17,752
Outfront Media, Inc.	196,363	5,166,311
Retail Value, Inc.	275,855	10,099,052
Sabra Health Care REIT, Inc.	2,395,075	58,918,845
Safety Income and Growth, Inc.	438,625	15,167,653
Senior Housing Properties Trust (SBI)	3,382,189	33,568,226
SITE Centers Corp.	1,572,974	24,428,286
Store Capital Corp.	534,100	21,631,050
Terreno Realty Corp.	244,828	13,810,747
UMH Properties, Inc.	776,330	11,590,607
Ventas, Inc.	2,105,186	137,047,609
VEREIT, Inc.	525,434	5,170,271
Weyerhaeuser Co.	679,100	19,836,511
		1,500,226,848
TOTAL COMMON STOCKS
(Cost $1,490,460,719)		1,933,716,767

Preferred Stocks - 19.6%
Convertible Preferred Stocks - 1.3%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts - 0.4%
Great Ajax Corp. 7.25%	357,950	9,865,102
ZAIS Financial Corp. 7.00%	404,062	11,192,517
		21,057,619
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Braemar Hotels & Resorts, Inc. 5.50%	98,091	2,020,675
iStar Financial, Inc. Series J, 4.50%	211,373	11,550,949
Lexington Corporate Properties Trust Series C, 6.50%	440,102	25,151,829
QTS Realty Trust, Inc. 6.50%	41,525	5,248,798
RLJ Lodging Trust Series A, 1.95%	31,585	867,324
Wheeler REIT, Inc. 8.75%	510,973	7,950,564
		52,790,139
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.012%	189,650	4,991,808
TOTAL REAL ESTATE		57,781,947

TOTAL CONVERTIBLE PREFERRED STOCKS		78,839,566

Nonconvertible Preferred Stocks - 18.3%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP:
7.95% (d)	139,746	3,506,227
Series B, 7.875% (d)	231,258	5,688,947
Enbridge, Inc. Series 1 4.00%	357,575	7,008,470
Energy Transfer Partners LP 7.60% (d)	471,751	11,911,807
Global Partners LP 9.75% (d)	161,507	4,301,577
		32,417,028
FINANCIALS - 9.5%
Mortgage Real Estate Investment Trusts - 9.3%
AG Mortgage Investment Trust, Inc.:
8.00%	611,362	15,467,459
8.25%	38,510	985,856
Series C 8.00% (a)	629,884	16,332,892
AGNC Investment Corp.:
6.875%	865,429	21,964,588
Series B, 7.75%	423,978	10,672,629
Series C, 7.00%	448,340	11,647,873
Series E 6.50% (a)	554,170	14,258,794
Annaly Capital Management, Inc.:
6.75%	89,000	2,306,880
Series D, 7.50%	599,401	15,428,582
Series F, 6.95%	1,236,552	32,236,911
Series G, 6.50%	712,250	18,390,295
Anworth Mortgage Asset Corp. Series A, 8.625%	235,600	6,037,250
Arbor Realty Trust, Inc.:
Series A, 8.25%	186,964	4,872,787
Series B, 7.75%	237,325	6,193,732
Series C, 8.50%	98,875	2,572,728
Arlington Asset Investment Corp.:
6.625%	237,521	5,664,876
8.25% (d)	147,125	3,141,119
Armour Residential REIT, Inc. Series B, 7.875%	151,929	3,815,742
Capstead Mortgage Corp. Series E, 7.50%	327,484	8,341,017
Cherry Hill Mortgage Investment Corp.:
8.25%	245,925	6,278,465
Series A, 8.20%	243,750	6,203,438
Chimera Investment Corp.:
8.00% (d)	772,298	19,909,842
Series A, 8.00%	202,500	5,382,450
Series B, 8.00% (d)	1,245,704	32,948,871
Series C, 7.75% (d)	1,825,157	45,993,956
Dynex Capital, Inc.:
Series A, 8.50% (b)	358,882	9,284,277
Series B, 7.625% (b)	249,295	6,282,234
Ellington Financial LLC 6.75% (a)(d)	209,282	5,286,463
Exantas Capital Corp. 8.625% (d)	236,708	6,166,243
Invesco Mortgage Capital, Inc.:
7.50%	1,397,689	37,445,486
Series A, 7.75%	121,967	3,155,286
Series B, 7.75%	846,904	23,552,400
MFA Financial, Inc.:
8.00%	532,905	13,882,175
Series B, 7.50%	609,332	15,629,366
New Residential Investment Corp.:
7.125%	506,350	12,911,925
Series A 7.50%	435,178	11,327,683
New York Mortgage Trust, Inc.:
Series B, 7.75%	281,092	7,106,006
Series C, 7.875%	317,125	8,010,578
Series D, 8.00%	317,918	8,097,371
PennyMac Mortgage Investment Trust:
8.125%	414,254	11,151,718
Series B, 8.00%	736,321	19,306,337
Two Harbors Investment Corp.:
7.50%	491,117	12,395,793
7.75%	117,103	2,986,244
Series A, 8.125% (d)	444,975	12,352,506
Series B, 7.625% (d)	857,499	22,663,699
Series C, 7.25% (d)	819,790	21,027,614
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	136,050	3,476,078
ZAIS Financial Corp. Series C 6.20%	39,550	1,022,763
		591,569,277
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10%	679,025	11,604,930
TOTAL FINANCIALS		603,174,207
REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.2%
American Finance Trust, Inc. 7.50%	275,204	6,969,541
American Homes 4 Rent:
6.25%	98,905	2,675,380
Series D, 6.50%	276,875	7,417,481
Series E, 6.35%	250,075	6,634,490
Series F, 5.875%	248,009	6,463,115
Series G, 5.875%	199,750	5,299,368
Armada Hoffler Properties, Inc. 6.75%	154,250	4,157,038
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	164,620	4,044,713
Series F, 7.375%	494,500	10,819,660
Series G, 7.375%	145,368	3,083,255
Series H, 7.50%	191,565	4,156,961
Series I, 7.50%	273,626	5,858,333
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	481,325	12,697,354
Series C, 7.625%	252,994	6,557,604
Series D, 7.125%	168,100	4,380,350
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,615,866
Cedar Realty Trust, Inc.:
Series B, 7.25%	181,872	4,619,240
Series C, 6.50%	291,600	6,893,424
City Office REIT, Inc. Series A, 6.625%	178,475	4,670,691
Colony Capital, Inc.:
Series B, 8.25%	245,397	6,240,446
Series E, 8.75%	549,377	14,042,076
Series G, 7.50%	444,392	11,060,917
Series H, 7.125%	724,665	17,341,233
Series I, 7.15%	872,492	20,765,310
Series J, 7.15%	991,203	23,709,576
Digital Realty Trust, Inc.:
Series C, 6.625%	83,050	2,211,622
Series G, 5.875%	39,994	1,015,448
Farmland Partners, Inc. Series B, 6.00%	623,150	15,092,693
Gladstone Commercial Corp.:
6.625%	98,875	2,595,469
Series D, 7.00%	532,775	14,091,899
Gladstone Land Corp. Series A, 6.375%	63,275	1,648,934
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,974,845
Global Net Lease, Inc. Series A, 7.25%	531,595	13,927,789
Government Properties Income Trust 5.875%	200,225	5,203,848
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,250,254
Series D, 6.50%	197,750	4,927,930
Investors Real Estate Trust Series C, 6.625%	317,300	8,344,990
iStar Financial, Inc.:
Series D, 8.00%	208,220	5,428,295
Series G, 7.65%	271,473	6,957,853
Series I, 7.50%	159,469	4,058,486
Jernigan Capital, Inc. Series B, 7.00%	141,037	3,794,967
Monmouth Real Estate Investment Corp. Series C, 6.125%	284,666	7,113,803
National Storage Affiliates Trust Series A, 6.00%	91,575	2,426,738
Pebblebrook Hotel Trust:
6.30%	237,325	6,085,013
6.375%	351,372	8,844,033
Series C, 6.50%	202,046	5,198,644
Series D, 6.375%	346,075	9,170,988
Pennsylvania (REIT):
Series B, 7.375%	99,385	2,179,513
Series C, 7.20%	50,425	1,027,157
Series D, 6.875%	150,100	3,254,183
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,642,456
Prologis, Inc. Series Q, 8.54%	93,396	6,747,861
PS Business Parks, Inc. Series Z 4.875% (a)(e)	52,000	1,294,800
Public Storage Series F, 5.15%	171,450	4,500,563
QTS Realty Trust, Inc. Series A, 7.125%	29,675	800,038
RAIT Financial Trust 7.625%	222,965	5,282,041
Rexford Industrial Realty, Inc.:
Series A, 5.875%	133,500	3,514,174
Series B, 5.875%	78,600	2,052,246
Series C 5.625%	68,225	1,757,476
Saul Centers, Inc.:
Series D, 6.125%	82,775	2,197,925
Series E 6.00%	76,841	2,039,114
Senior Housing Properties Trust 5.625%	3,750	91,538
Seritage Growth Properties Series A, 7.00%	91,986	2,345,643
SITE Centers Corp.:
Series J, 6.50%	336,921	8,468,509
Series K, 6.25%	226,338	5,796,516
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,748,500
Series C, 7.875%	107,000	2,734,492
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,461,369
Stag Industrial, Inc. Series C, 6.875%	82,075	2,195,506
Summit Hotel Properties, Inc.:
Series D, 6.45%	207,650	5,544,255
Series E, 6.25%	278,490	7,449,608
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	41,525	1,115,362
Series F, 6.45%	83,050	2,207,403
Taubman Centers, Inc. Series K, 6.25%	155,572	4,029,315
UMH Properties, Inc.:
Series B, 8.00%	316,029	8,270,479
Series C, 6.75%	430,965	11,571,410
Series D, 6.375%	263,725	6,698,615
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	171,618	4,292,166
Series H, 6.25%	281,325	7,505,751
Series K 5.875% (a)	69,225	1,795,697
VEREIT, Inc. Series F, 6.70%	1,756,731	44,638,535
Washington Prime Group, Inc.:
Series H, 7.50%	196,302	4,479,612
Series I, 6.875%	294,790	6,155,215
		521,423,006
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 6.50%	34,125	911,138
Landmark Infrastructure Partners LP Series B, 7.90%	116,375	3,014,113
		3,925,251
TOTAL REAL ESTATE		525,348,257
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35%	182,825	3,496,592

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,164,436,084

TOTAL PREFERRED STOCKS
(Cost $1,194,644,594)		1,243,275,650
	Principal Amount	Value

Corporate Bonds - 20.7%
Convertible Bonds - 5.2%
FINANCIALS - 5.2%
Diversified Financial Services - 0.4%
RWT Holdings, Inc. 5.75% 10/1/25 (f)	26,720,000	27,056,564
Mortgage Real Estate Investment Trusts - 4.8%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	1,681,000	1,699,170
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	3,856,000	4,060,697
Colony Financial, Inc.:
3.875% 1/15/21	19,064,000	18,730,445
5% 4/15/23	25,791,000	25,149,114
Exantas Capital Corp. 8% 1/15/20	13,735,000	13,786,506
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (f)	6,694,000	6,823,696
6.375% 10/1/23	10,099,000	10,502,960
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	8,009,000	8,348,918
MFA Financial, Inc. 6.25% 6/15/24	21,952,000	22,872,697
New York Mortgage Trust, Inc. 6.25% 1/15/22	2,472,000	2,516,805
PennyMac Corp. 5.375% 5/1/20	35,208,000	35,495,923
Redwood Trust, Inc.:
4.75% 8/15/23	11,695,000	11,786,322
5.625% 7/15/24	47,936,000	48,763,833
RWT Holdings, Inc. 5.625% 11/15/19	34,763,000	34,788,830
Starwood Property Trust, Inc. 4.375% 4/1/23	10,956,000	11,353,155
Two Harbors Investment Corp. 6.25% 1/15/22	4,331,000	4,468,418
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	45,026,000	45,639,320
		306,786,809
TOTAL FINANCIALS		333,843,373
Nonconvertible Bonds - 15.5%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	1,285,000	1,318,731
CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants& Leisure - 0.3%
FelCor Lodging LP 6% 6/1/25	1,824,000	1,903,800
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	4,500,000	4,934,340
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	3,955,000	4,276,265
Times Square Hotel Trust 8.528% 8/1/26 (f)	5,683,469	6,673,896
		17,788,301
Household Durables - 4.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (f)	26,458,000	26,590,290
9.875% 4/1/27 (f)	21,220,000	23,660,300
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	10,051,000	9,849,980
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
6.125% 7/1/22 (f)	5,434,000	5,522,303
6.25% 9/15/27 (f)	8,533,000	8,703,660
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (f)	5,518,000	5,711,130
Century Communities, Inc.:
5.875% 7/15/25	5,982,000	6,221,280
6.75% 6/1/27 (f)	13,230,000	14,156,100
KB Home:
4.8% 11/15/29 (e)	8,548,000	8,617,453
6.875% 6/15/27	2,966,000	3,381,240
8% 3/15/20	8,370,000	8,539,911
LGI Homes, Inc. 6.875% 7/15/26 (f)	20,691,000	21,415,185
M/I Homes, Inc.:
5.625% 8/1/25	10,842,000	11,275,680
6.75% 1/15/21	3,760,000	3,798,314
Mason Finance Sub, Inc. 6.875% 8/15/23 (f)	11,866,000	12,459,300
Meritage Homes Corp.:
5.125% 6/6/27	4,979,000	5,364,873
6% 6/1/25	3,955,000	4,419,713
7% 4/1/22	7,441,000	8,129,293
7.15% 4/15/20	6,981,000	7,111,894
New Home Co. LLC 7.25% 4/1/22	16,142,000	15,284,456
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (f)	4,054,000	4,378,320
TRI Pointe Homes, Inc.:
5.25% 6/1/27	13,898,000	14,384,430
5.875% 6/15/24	14,175,000	15,273,563
William Lyon Homes, Inc.:
5.875% 1/31/25	10,022,000	10,197,385
6% 9/1/23	6,922,000	7,164,270
6.625% 7/15/27 (f)	8,573,000	9,023,083
7% 8/15/22	1,115,000	1,117,788
		271,751,194
TOTAL CONSUMER DISCRETIONARY		289,539,495
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease U.S.A., Inc. 7.82% 1/2/20	2,222	2,240
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	9,596,000	9,619,990
Cumberland Farms, Inc. 6.75% 5/1/25 (f)	2,052,000	2,199,334
		11,821,564
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC:
6.75% 2/7/25 (f)	3,460,000	3,460,000
8.5% 10/30/25 (f)	6,160,000	6,470,341
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,955,000	4,086,444
7% 8/1/27 (f)	3,955,000	4,113,872
		18,130,657
FINANCIALS - 1.0%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (f)	4,257,000	4,475,171
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	3,570,000	3,681,563
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.65% 6/15/24	5,933,000	6,191,304
3.85% 2/1/25	8,290,000	8,737,389
3.875% 8/15/22	4,000,000	4,181,446
Five Point Operation Co. LP 7.875% 11/15/25 (f)	22,013,000	20,806,027
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	3,639,000	3,670,841
6.25% 2/1/22	1,676,000	1,715,805
6.25% 5/15/26	4,944,000	5,240,640
		50,543,452
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	4,188,000	4,348,976
TOTAL FINANCIALS		63,049,162
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Sabra Health Care LP 5.125% 8/15/26	20,264,000	21,951,694
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	989,000	981,583
4.8% 6/1/24	7,475,000	7,873,418
		30,806,695
INDUSTRIALS - 0.2%
Building Products - 0.2%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (f)	10,491,000	10,858,185
REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 5.2%
American Homes 4 Rent 4.9% 2/15/29	989,000	1,123,710
ARC Properties Operating Partnership LP 4.6% 2/6/24	10,363,000	11,176,821
CBL & Associates LP:
4.6% 10/15/24	26,459,000	16,801,465
5.25% 12/1/23	11,371,000	7,931,273
5.95% 12/15/26	10,317,000	6,860,805
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,492,000	7,791,680
Equinix, Inc. 5.375% 5/15/27	6,546,000	7,102,410
ESH Hospitality, Inc. 5.25% 5/1/25 (f)	7,154,000	7,377,563
HCP, Inc.:
4% 6/1/25	989,000	1,071,266
4.25% 11/15/23	792,000	851,758
Healthcare Realty Trust, Inc. 3.75% 4/15/23	955,000	987,059
Healthcare Trust of America Holdings LP 3.75% 7/1/27	8,301,000	8,746,353
Hospitality Properties Trust:
4.65% 3/15/24	3,500,000	3,625,896
5% 8/15/22	3,141,000	3,288,453
iStar Financial, Inc.:
4.75% 10/1/24	11,030,000	11,374,688
5.25% 9/15/22	5,162,000	5,284,598
6% 4/1/22	8,281,000	8,498,376
Lexington Corporate Properties Trust 4.4% 6/15/24	2,156,000	2,249,565
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	494,000	515,311
5% 10/15/27	9,448,000	9,944,020
5.25% 8/1/26	7,614,000	7,994,700
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,266,000	3,468,296
4.5% 4/1/27	2,434,000	2,628,332
4.75% 1/15/28	12,067,000	13,191,798
4.95% 4/1/24	2,866,000	3,107,133
5.25% 1/15/26	1,953,000	2,164,787
Regency Centers LP 3.6% 2/1/27	2,529,000	2,674,430
SBA Communications Corp. 4% 10/1/22	5,473,000	5,583,281
Select Income REIT:
4.15% 2/1/22	11,045,000	11,302,032
4.25% 5/15/24	4,974,000	5,110,973
4.5% 2/1/25	21,056,000	21,828,133
Senior Housing Properties Trust:
4.75% 5/1/24	44,393,000	45,955,596
4.75% 2/15/28	9,933,000	10,239,708
6.75% 4/15/20	13,472,000	13,512,563
6.75% 12/15/21	7,910,000	8,428,853
SITE Centers Corp.:
3.625% 2/1/25	5,489,000	5,681,208
4.625% 7/15/22	651,000	680,878
VEREIT Operating Partnership LP 4.875% 6/1/26	15,305,000	17,037,490
WP Carey, Inc.:
4% 2/1/25	6,907,000	7,273,651
4.25% 10/1/26	8,261,000	8,919,158
4.6% 4/1/24	11,196,000	11,974,741
		331,360,811
Real Estate Management & Development - 3.6%
Forestar Group, Inc. 8% 4/15/24 (f)	25,132,000	27,016,900
Greystar Real Estate Partners 5.75% 12/1/25 (f)	15,480,000	16,137,900
Howard Hughes Corp. 5.375% 3/15/25 (f)	42,007,000	43,634,771
Kennedy-Wilson, Inc. 5.875% 4/1/24	50,939,000	52,721,865
Mack-Cali Realty LP:
3.15% 5/15/23	10,000	9,563
4.5% 4/18/22	517,000	521,368
Mattamy Group Corp.:
6.5% 10/1/25 (f)	23,840,000	25,210,800
6.875% 12/15/23 (f)	7,901,000	8,187,411
Mid-America Apartments LP:
3.75% 6/15/24	1,644,000	1,730,483
4.3% 10/15/23	2,178,000	2,331,086
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (f)	9,824,000	10,597,640
5.75% 1/15/28 (f)	989,000	1,094,081
5.875% 6/15/27 (f)	9,888,000	11,041,930
Washington Prime Group LP 6.45% 8/15/24	27,181,000	26,059,784
		226,295,582
TOTAL REAL ESTATE		557,656,393

TOTAL NONCONVERTIBLE BONDS		983,180,882

TOTAL CORPORATE BONDS
(Cost $1,278,599,926)		1,317,024,255

Asset-Backed Securities - 2.0%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (f)	3,000,000	3,341,671
Series 2014-SFR3 Class E, 6.418% 12/17/36 (f)	8,924,000	10,026,718
Series 2015-SFR1:
Class E, 5.639% 4/17/52 (f)	1,999,310	2,184,588
Class F, 5.885% 4/17/52 (f)	2,000,000	2,183,856
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (f)	8,259,000	9,251,261
Class XS, 0% 10/17/52 (d)(f)(g)(h)	4,685,345	47
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(f)(h)(i)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	411,029	374,814
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	798,878	810,804
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 4.8635% 2/22/36 (d)(f)(i)	2,142,000	2,156,044
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	707,592	710,192
Series 1997-3 Class M1, 7.53% 3/15/28	4,887,471	4,907,719
Home Partners America Trust Series 2019-2 Class F, 3.866% 10/19/39 (f)	3,000,000	2,987,344
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 5.4281% 7/17/34 (d)(f)(i)	6,318,500	6,326,881
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.2391% 7/17/37 (d)(f)(i)	3,896,000	3,885,941
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.1635% 6/17/37 (d)(f)(i)	3,000,000	2,999,990
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	704,595	581,934
Merit Securities Corp. Series 13 Class M1, 7.3318% 12/28/33 (d)	1,511,304	1,575,447
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (f)	2,940,000	2,940,623
Series 2017-SFR1 Class F, 5.35% 8/17/34 (f)	3,073,000	3,176,464
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (f)	2,568,000	2,605,977
Series 2018-SFR2 Class F, 4.953% 8/17/35 (f)	3,402,000	3,485,160
Series 2018-SFR3 Class F, 5.368% 10/17/35 (f)	3,412,000	3,531,814
Series 2019-SFR1 Class F, 5.061% 8/17/35 (f)	3,000,000	3,132,933
Series 2019-SFR2 Class F, 4.837% 5/17/36 (f)	3,902,000	4,006,346
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.5135% 1/17/35 (d)(f)(i)	5,906,000	5,909,658
Class F, 1 month U.S. LIBOR + 3.400% 5.3135% 1/17/35 (d)(f)(i)	12,529,000	12,536,639
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.9368% 2/5/36 (d)(f)(h)(i)	4,649,831	349
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (f)	2,544,000	2,611,516
Series 2017-SFR1 Class F, 5.151% 9/17/34 (f)	8,442,000	8,736,989
Series 2017-SFR2 Class F, 5.104% 1/17/36 (f)	3,785,000	3,938,007
Series 2018-SFR1 Class F, 4.96% 5/17/37 (f)	4,000,000	4,220,681
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (f)	7,710,000	7,891,062
Series 2018-1A Class F, 5.25% 2/15/48 (f)	1,354,000	1,351,441
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 4.1015% 11/21/40 (d)(f)(i)	250,000	249,258
TOTAL ASSET-BACKED SECURITIES
(Cost $125,079,854)		124,630,393

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 4.2078% 2/25/42 (d)(f)	41,158	13,827
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 4.1727% 6/25/43 (d)(f)	73,915	26,522
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3497% 12/25/46 (d)(f)	4,450,000	4,463,330
Series 2010-K7 Class B, 5.5007% 4/25/20 (d)(f)	3,164,000	3,196,929
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.8888% 6/10/35 (d)(f)(h)(i)	36,736	11,937
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,704,351)		7,712,545

Commercial Mortgage Securities - 14.3%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)	2,000,000	2,077,942
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2019-AHT Class C, 1 month U.S. LIBOR + 2.000% 3.9135% 3/15/34 (d)(f)(i)	7,168,000	7,168,899
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (f)	3,312,000	3,065,529
Series 2018-BN12 Class D, 3% 5/15/61 (f)	1,682,000	1,529,831
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (d)(f)	8,413,000	8,344,227
Class F, 4.2844% 9/10/28 (d)(f)	4,074,000	3,946,769
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.3135% 6/15/35 (d)(f)(i)	1,500,000	1,508,915
BX Trust floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 3.9635% 11/15/35 (d)(f)(i)	3,681,386	3,697,541
Class H, 1 month U.S. LIBOR + 3.000% 4.9135% 11/15/35 (d)(f)(i)	6,963,066	6,963,060
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.5213% 4/15/34 (d)(f)(i)	5,181,000	5,229,571
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 4.65% 10/15/36 (d)(f)(i)	16,444,000	16,464,644
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)	4,099,000	4,241,416
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.1713% 12/15/37 (d)(f)(i)	7,428,000	7,506,940
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (d)(f)	4,536,000	4,599,451
Class F, 5.4883% 4/10/29 (d)(f)	9,601,000	9,584,308
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (f)	3,353,000	3,070,363
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 5.1635% 7/15/30 (d)(f)(i)	6,131,000	6,128,890
Class E, 1 month U.S. LIBOR + 3.872% 5.785% 7/15/30 (d)(f)(i)	6,666,000	6,621,304
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.608% 4.5217% 6/15/34 (d)(f)(i)	1,000,000	992,306
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2146% 9/10/46 (d)(f)	5,254,000	5,564,431
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.2635% 7/15/27 (d)(f)(i)	2,933,000	2,937,298
Series 2016-C3 Class D, 3% 11/15/49 (f)	7,010,000	5,874,325
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.9713% 9/15/33 (d)(f)(i)	4,265,000	4,275,320
Class G, 1 month U.S. LIBOR + 5.056% 6.9776% 9/15/33 (d)(f)(i)	4,265,000	4,109,711
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)	7,300,000	6,352,170
Series 2012-CR1:
Class C, 5.3201% 5/15/45 (d)	989,000	1,036,091
Class D, 5.3201% 5/15/45 (d)(f)	5,550,000	5,747,756
Class G, 2.462% 5/15/45 (f)	6,346,000	5,246,873
Series 2012-LC4 Class C, 5.5374% 12/10/44 (d)	1,978,000	2,065,019
Series 2013-CR10 Class D, 4.7892% 8/10/46 (d)(f)	4,544,000	4,692,818
Series 2013-CR12 Class D, 5.0809% 10/10/46 (d)(f)	4,500,000	3,972,012
Series 2013-LC6 Class D, 4.2616% 1/10/46 (d)(f)	8,301,000	8,514,161
Series 2014-CR17 Class E, 4.85% 5/10/47 (d)(f)	3,098,000	3,000,617
Series 2014-UBS2 Class D, 5.0023% 3/10/47 (d)(f)	3,713,000	3,543,096
Series 2016-CD1 Class D, 2.767% 8/10/49 (d)(f)	9,346,000	8,343,119
Series 2017-CD4 Class D, 3.3% 5/10/50 (f)	2,769,000	2,536,486
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (f)	2,769,000	2,613,520
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.831% 8/15/45 (d)(f)	4,500,000	4,627,830
Class E, 4.831% 8/15/45 (d)(f)	8,000,000	7,964,806
Class F, 4.25% 8/15/45 (f)	2,000,000	1,811,089
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.5635% 5/15/36 (d)(f)(i)	10,267,000	10,318,515
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.5135% 1/15/34 (d)(f)(i)	7,788,000	7,841,585
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (f)	4,297,000	4,214,803
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)	7,129,000	7,247,868
Series 2017-CX9 Class D, 4.1542% 9/15/50 (d)(f)	2,539,000	2,453,959
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)	1,000,000	1,039,835
Class E, 4.9345% 1/10/34 (d)(f)	10,732,000	10,920,960
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6987% 11/10/46 (d)(f)	13,874,000	14,228,388
Class G, 4.652% 11/10/46 (f)	12,222,000	11,721,431
Series 2011-LC3A Class D, 5.3341% 8/10/44 (d)(f)	3,945,000	4,103,157
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5735% 12/25/43 (d)(g)	12,069,096	335,054
Series K012 Class X3, 2.2522% 1/25/41 (d)(g)	20,492,732	528,077
Series K013 Class X3, 2.8145% 1/25/43 (d)(g)	14,199,000	467,509
Series KAIV Class X2, 3.6147% 6/25/41 (d)(g)	7,430,000	402,847
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.7964% 11/21/35 (d)(f)(i)	2,500,000	2,503,510
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.5135% 7/15/35 (d)(f)(i)	3,808,000	3,792,567
Series 2010-C2 Class D, 5.18% 12/10/43 (d)(f)	3,000,000	3,083,824
Series 2011-GC5:
Class C, 5.3898% 8/10/44 (d)(f)	8,899,000	9,209,797
Class D, 5.3898% 8/10/44 (d)(f)	9,452,000	9,415,831
Class E, 5.3898% 8/10/44 (d)(f)	8,138,000	7,504,537
Class F, 4.5% 8/10/44 (f)	7,897,000	5,750,883
Series 2012-GC6:
Class C, 5.6512% 1/10/45 (d)(f)	3,560,000	3,755,130
Class D, 5.6512% 1/10/45 (d)(f)	6,590,000	6,800,843
Class E, 5% 1/10/45 (d)(f)	7,432,000	6,946,499
Series 2012-GCJ7:
Class C, 5.6858% 5/10/45 (d)	6,427,000	6,771,003
Class D, 5.6858% 5/10/45 (d)(f)	10,078,000	10,111,416
Class E, 5% 5/10/45 (f)	3,794,320	2,905,358
Series 2012-GCJ9:
Class D, 4.7438% 11/10/45 (d)(f)	5,503,000	5,652,579
Class E, 4.7438% 11/10/45 (d)(f)	1,908,000	1,830,840
Series 2013-GC14 Class D, 4.7481% 8/10/46 (d)(f)	1,661,000	1,720,159
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (d)(f)	3,708,000	4,021,420
Class F, 3.5% 11/10/46 (f)	7,221,000	5,857,384
Series 2016-GS3 Class D, 2.62% 10/10/49 (f)	3,360,000	2,974,574
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (f)	29,492,000	29,940,337
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (d)(f)	4,340,000	4,373,220
Class F, 4.0667% 2/10/29 (d)(f)	19,971,000	20,008,256
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(f)	8,440,000	8,545,546
Series 2016-SFP Class F, 6.1552% 11/5/35 (f)	10,093,000	10,148,727
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (d)(f)	9,213,000	9,207,945
Class FFL, 1 month U.S. LIBOR + 2.850% 4.7635% 6/15/34 (d)(f)(i)	3,909,000	3,911,443
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (f)	2,896,000	3,079,623
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.1391% 7/17/37 (d)(f)(i)	8,405,000	8,404,973
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.0891% 1/17/38 (d)(f)(i)	3,410,000	3,419,547
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.5135% 6/15/32 (d)(f)(i)	5,633,086	5,648,962
Class E, 1 month U.S. LIBOR + 3.000% 4.9135% 6/15/35 (d)(f)(i)	1,559,426	1,570,172
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (f)	8,640,000	7,659,777
Series 2014-C26 Class D, 3.8816% 1/15/48 (d)(f)	3,398,000	3,331,185
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4397% 12/15/49 (d)(f)	10,126,000	9,308,109
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0913% 12/15/49 (d)(f)	7,388,000	6,787,834
Series 2018-C8 Class D, 3.2447% 6/15/51 (d)(f)	1,698,000	1,575,842
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1323% 6/15/45 (d)	4,479,000	4,665,814
Class E, 5.1323% 6/15/45 (d)(f)	5,892,000	5,685,530
Class F, 4% 6/15/45 (f)	8,192,000	7,055,708
Class G 4% 6/15/45 (f)	4,044,000	2,560,593
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6639% 2/15/46 (d)(f)	13,774,000	13,343,090
Class G, 4.409% 2/15/46 (d)(f)	4,671,000	4,050,839
Class H, 4.409% 2/15/46 (d)(f)	7,077,000	5,469,677
Series 2011-C4 Class F, 3.873% 7/15/46 (f)	1,400,000	1,410,022
Series 2013-LC11:
Class D, 4.1679% 4/15/46 (d)	7,722,000	6,903,119
Class E, 3.25% 4/15/46 (d)(f)	472,000	363,484
Class F, 3.25% 4/15/46 (d)(f)	2,518,000	1,109,684
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(f)	8,161,000	2,903,599
Series 2015-UES Class F, 3.621% 9/5/32 (d)(f)	6,896,000	6,886,854
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)	5,039,000	5,149,652
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 4.4275% 6/15/36 (d)(f)(i)	2,560,000	2,582,717
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5806% 5/12/39 (d)	231,876	234,569
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.678% 8/15/45 (d)(f)	3,845,000	3,989,624
Series 2012-C6 Class D, 4.608% 11/15/45 (d)(f)	2,000,000	2,082,743
Series 2012-C6, Class F, 4.608% 11/15/45 (d)(f)	2,500,000	2,468,845
Series 2013-C12 Class D, 4.7655% 10/15/46 (d)(f)	7,164,000	7,416,354
Series 2013-C13:
Class D, 4.9077% 11/15/46 (d)(f)	5,218,000	5,496,910
Class E, 4.9077% 11/15/46 (d)(f)	3,341,000	3,142,490
Series 2013-C7:
Class D, 4.2389% 2/15/46 (d)(f)	5,587,000	5,417,695
Class E, 4.2389% 2/15/46 (d)(f)	989,000	873,084
Series 2013-C9:
Class C, 4.0354% 5/15/46 (d)	3,302,000	3,423,379
Class D, 4.1234% 5/15/46 (d)(f)	5,137,000	5,260,679
Series 2016-C30 Class D, 3% 9/15/49 (f)	5,347,000	4,517,140
Series 2016-C31 Class D, 3% 11/15/49 (d)(f)	1,483,000	1,262,622
Series 2016-C32 Class D, 3.396% 12/15/49 (f)	5,863,000	4,878,190
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.5213% 3/15/34 (d)(f)(i)	3,955,000	3,984,749
Class G, 1 month U.S. LIBOR + 3.150% 5.0713% 3/15/34 (d)(f)(i)	5,946,000	5,990,734
Series 1998-CF1 Class G, 7.0486% 7/15/32 (d)(f)	337,678	299,232
Series 2011-C2:
Class D, 5.4876% 6/15/44 (d)(f)	5,387,000	5,441,861
Class E, 5.4876% 6/15/44 (d)(f)	12,014,000	11,935,032
Class F, 5.4876% 6/15/44 (d)(f)	4,440,000	4,132,340
Class XB, 0.3254% 6/15/44 (d)(f)(g)	55,619,039	281,455
Series 2011-C3:
Class D, 5.2445% 7/15/49 (d)(f)	7,317,000	7,409,305
Class E, 5.2445% 7/15/49 (d)(f)	3,456,000	3,437,587
Class F, 5.2445% 7/15/49 (d)(f)	5,624,050	5,448,753
Class G, 5.2445% 7/15/49 (d)(f)	5,049,500	4,628,484
Series 2012-C4 Class D, 5.4194% 3/15/45 (d)(f)	6,310,000	6,279,138
Series 2015-MS1 Class D, 4.0309% 5/15/48 (d)(f)	10,833,000	10,459,616
Series 2015-UBS8 Class D, 3.18% 12/15/48 (f)	4,957,000	4,462,192
Series 2016-BNK2 Class C, 3% 11/15/49 (f)	2,966,000	2,740,881
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.8478% 8/15/24 (d)(f)(i)	6,643,118	6,710,968
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 3.3135% 8/15/34 (f)(i)	8,797,401	8,797,382
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.1635% 8/15/34 (d)(f)(i)	11,292,385	11,394,255
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.0713% 10/15/37 (d)(f)(i)	5,061,000	5,076,848
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (f)	10,833,250	11,139,017
Class E, 6.8087% 11/15/34 (f)	9,551,450	9,449,887
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)	1,500,000	1,601,849
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.778% 6/15/35 (d)(f)(i)	1,743,000	1,749,558
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.778% 6/15/35 (d)(f)(i)	651,000	649,228
Series 2019-1776 Class F, 4.2988% 10/15/36 (f)	3,454,000	3,367,614
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (f)	1,000,000	1,003,723
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	3,924,408	4,831,514
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 4.7228% 3/25/34 (d)(f)(i)	3,401,000	3,344,958
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4837% 8/15/39 (d)	67,808	67,916
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5703% 5/10/45 (d)(f)	3,199,000	3,212,615
Class E, 5% 5/10/45 (d)(f)	6,268,000	5,877,165
Class F, 5% 5/10/45 (d)(f)	2,221,350	1,797,286
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)	2,143,000	2,108,699
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0505% 1/10/45 (d)(f)	2,966,000	3,167,956
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7553% 10/15/45 (d)(f)	12,819,000	13,319,900
Class E, 4.7553% 10/15/45 (d)(f)	8,347,000	8,389,039
Class F, 4.7553% 10/15/45 (d)(f)	2,000,000	1,879,988
Series 2016-BNK1 Class D, 3% 8/15/49 (f)	6,979,000	5,847,995
Series 2016-C35 Class D, 3.142% 7/15/48 (f)	18,335,000	16,063,240
Series 2016-NXS6 Class D, 3.059% 11/15/49 (f)	5,037,000	4,538,564
Series 2017-C38 Class D, 3% 7/15/50 (d)(f)	4,324,000	3,824,522
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	3,955,000	2,886,814
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	4,845,000	4,999,363
Class D, 5.6831% 3/15/44 (d)(f)	1,000,000	874,658
Class E, 5% 3/15/44 (f)	2,966,000	1,624,959
Series 2011-C5:
Class E, 5.6648% 11/15/44 (d)(f)	3,807,000	3,916,034
Class F, 5.25% 11/15/44 (d)(f)	3,500,000	3,449,393
Class G, 5.25% 11/15/44 (d)(f)	2,000,000	1,808,080
Series 2012-C7:
Class D, 4.8139% 6/15/45 (d)(f)	2,380,000	2,329,027
Class F, 4.5% 6/15/45 (f)	2,000,000	1,397,409
Series 2012-C8 Class E, 4.8855% 8/15/45 (d)(f)	2,889,500	2,958,298
Series 2013-C11:
Class D, 4.2612% 3/15/45 (d)(f)	5,765,000	5,829,913
Class E, 4.2612% 3/15/45 (d)(f)	4,727,000	4,774,587
Series 2013-C13 Class D, 4.1382% 5/15/45 (d)(f)	3,955,000	4,042,228
Series 2013-C16 Class D, 5.0226% 9/15/46 (d)(f)	3,686,000	3,653,159
Series 2013-UBS1 Class D, 4.7389% 3/15/46 (d)(f)	4,538,000	4,646,827
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)	6,725,000	5,812,138
Class PR2, 3.516% 6/5/35 (d)(f)	2,541,000	2,101,132
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $855,078,719)		904,775,864

Bank Loan Obligations - 5.3%
COMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.79% 4/11/25 (d)(i)	13,498,407	13,526,754
CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.7%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 12/22/24 (d)(i)	7,998,431	7,874,295
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (d)(i)	6,198,418	6,166,682
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 8/31/25 (d)(i)	4,024,588	4,039,680
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 4/27/24 (d)(i)	22,385,070	21,792,761
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/31/25 (d)(i)	6,262,765	6,278,422
		46,151,840
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3944% 6/23/23 (d)(i)	6,059,302	5,326,127

TOTAL CONSUMER DISCRETIONARY		51,477,967

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/17/26 (d)(i)	2,000,000	2,009,620
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.04% 6/1/25 (d)(i)	5,928,712	5,454,415
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (d)(i)	30,970,315	25,144,179
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/2/23 (d)(i)	7,939,122	7,914,352
		33,058,531

TOTAL ENERGY		38,512,946

FINANCIALS - 0.5%
Capital Markets - 0.0%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6559% 9/30/24 (d)(i)	2,129,663	2,117,694
Diversified Financial Services - 0.2%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (d)(h)	12,171,000	12,506,920
Mortgage Real Estate Investment Trusts - 0.1%
Apollo Commercial Real Estate Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6713% 5/7/26 (d)(i)	3,451,350	3,416,837
Blackstone Mortgage Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2996% 4/16/26 (d)(i)	5,157,075	5,169,968
		8,586,805
Thrifts & Mortgage Finance - 0.2%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 12/5/20 (d)(i)	11,220,205	10,974,819

TOTAL FINANCIALS		34,186,238

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/27/25 (d)(i)	9,802,260	9,753,249
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 12/20/24 (d)(i)	3,251,104	3,254,160
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.8%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/18/26 (d)(i)	6,005,695	6,010,079
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.523% 2/6/22 (d)(h)(i)	20,000,000	19,500,000
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6709% 6/28/23 (d)(i)	17,014,289	17,014,289
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 3/23/24 (d)(i)	10,259,117	9,229,512
		51,753,880
Real Estate Management & Development - 1.4%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.29% 3/24/24 (d)(i)	11,218,083	11,202,042
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 8/21/25 (d)(i)	31,513,358	31,539,514
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (d)(i)	16,797,750	15,600,910
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (d)(i)	947,420	879,916
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/23/25 (d)(i)	2,540,257	2,546,608
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0718% 2/8/25 (d)(i)	3,949,749	3,737,450
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8503% 12/22/24 (d)(i)	22,235,000	22,300,593
		87,807,033

TOTAL REAL ESTATE		139,560,913

UTILITIES - 0.7%
Electric Utilities - 0.3%
Green Energy Partners/Stonewall LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (d)(i)	10,959,084	9,945,368
Tranche B 2LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (d)(i)	1,935,190	1,756,185
Lonestar II Generation Holding:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 4/10/26 (d)(i)	5,343,750	5,343,750
Tranche C 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 4/10/26 (d)(i)	642,857	642,857
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.29% 12/2/21 (d)(i)	1,288,564	1,214,471
		18,902,631
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 4/13/23 (d)(i)	6,788,823	6,783,188
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 10/18/22 (d)(i)	14,299,283	14,013,297
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 3/1/26 (d)(i)	5,909,216	5,887,056
		26,683,541

TOTAL UTILITIES		45,586,172

TOTAL BANK LOAN OBLIGATIONS
(Cost $345,594,710)		337,868,019

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)(f)(h)	1,206,350	121
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)(f)(h)	500,000	10,400
TOTAL PREFERRED SECURITIES
(Cost $1,295,311)		10,521
	Shares	Value

Money Market Funds - 8.5%
Fidelity Cash Central Fund 1.83% (j)	528,957,756	529,063,547
Fidelity Securities Lending Cash Central Fund 1.84% (j)(k)	8,093,437	8,094,246
TOTAL MONEY MARKET FUNDS
(Cost $537,101,074)		537,157,793
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $5,835,559,258)		6,406,171,807
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(54,244,440)
NET ASSETS - 100%		$6,351,927,367

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,382,856,945 or 21.8% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Level 3 security

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,301,078
Fidelity Securities Lending Cash Central Fund	32,978
Total	$2,334,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dynex Capital, Inc.	$32,908,461	$1,751,423	$361,760	$946,558	$10,057	$(3,999,883)	$34,059,818
Dynex Capital, Inc. Series A, 8.50%	9,278,320	--	104,600	192,808	3,350	107,207	9,284,277
Dynex Capital, Inc. Series B, 7.625%	6,300,479	--	71,249	120,151	1,330	51,674	6,282,234
Ellington Financial LLC	29,822,348	--	752,857	710,778	65,391	1,531,029	--
Great Ajax Corp.	21,946,669	--	272,049	504,884	72,996	2,352,806	24,414,970
Great Ajax Corp. 7.25%	9,285,423	--	109,609	164,031	9,615	679,673	--
Trinity Merger Corp. Class A	--	19,298,241	181,477	--	528	45,840	19,163,132
Total	$109,541,700	$21,049,664	$1,853,601	$2,639,210	$163,267	$768,346	$93,204,431

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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